Income Taxes	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income Taxes

20. Income Taxes
The income taxes recognized in income (loss) and comprehensive income (loss) are as follows:

	2023	2022
Current tax expense	$29,631	$5,682
Deferred tax expense	(23,105)	382
	$6,526	$6,064
The provision for income taxes reported differs from the amounts computed by applying statutory tax rates to the income (loss) before income taxes due to the following:

	2023	2022
Earnings for the year before income taxes	$123,246	$37,365
Statutory tax rate	27%	27%

Income taxes computed at statutory rates	33,276	10,089
Share based payments	441	940
Mexican inflationary adjustments	(4,893)	(5,116)
Permanent differences	334	7,480
Differing effective tax rate on loss in foreign jurisdiction	3,455	(567)
Impact of share issuance costs	(110)	—
Impact of foreign exchange and other	(12,856)	(6,395)
Recognition of previously unrecognized tax benefit	(25,589)	3,279
Effect of other taxes paid (mining and withholding)	8,725	—
Unrecognized deferred tax assets	4,836	(3,624)
Other	(1,093)	(22)
	$6,526	$6,064
The approximate tax effect of each item that gives rise to the Company's recognized deferred tax assets and liabilities as at December 31, 2023 and 2022 is as follows:

	2023	2022
Deferred income tax assets
Mineral properties, plant and equipment	$15,031	$46,129
Non-capital losses	2,411	7,412
Reclamation & closure provision	1,756	-
Special mining duties	3,623	-
Financing fees	-	1,937
Withholding tax	1,536	2,535
Other	1,429	-
	25,786	58,013
Deferred income tax liabilities
Mineral properties, plant, and equipment	-	(54,057)
Debt	(1,557)	(4,217)
Special mining duties	(1,506)	-
Other	-	(121)
	(3,063)	(58,395)
Net deferred tax asset (liability)	$22,723	$(382)
Deferred tax assets	$22,723	$-
Deferred tax liabilities	$-	$(382)
The approximate tax effect of each item that gives rise to the Company's unrecognized deferred tax assets and liabilities are as follows:

	2023	2022
Non-capital losses	$4,140	$15,084
Mineral properties, plant and equipment	35	50
Financing fees	1,047	-
Reclamation and closure provision	-	1,377
Withholding tax	2,264	437
Unrecognized deferred tax assets	(7,491)	(18,450)
Other	5	1,502
	$-	$-
The Company has the following deductible temporary differences for which no deferred tax assets have been recognized:

	Expiry Dates	December 31, 2023	December 31, 2022
Non-capital losses	2027-2042	$15,295	$50,280
Mineral properties, plant and equipment	No Expiry	114	168
Financing fees	2043-2047	3,875	-
Reclamation and closure provision	No Expiry	-	4,590
Withholding tax	No Expiry	6,182	437
Other	No Expiry	17	5,007
		$25,483	$60,482
At December 31, 2023, the Company had unrecognized non-capital loss carry forwards of approximately $23.9 million (2022 - $4.2 million unrecognized), which expire between 2040 and 2043, available to offset future taxable income in Canada. The Company also had unrecognized non-capital loss carry forwards of approximately $0.1 million (2022 - $71.0 million unrecognized), which expire between 2027 and 2033, available to offset future taxable income in Mexico.